Revenues - Summary of Disaggregation of Accounts Receivable on the Basis of Customers (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Diaggregation Of Accounts Receivable On The Basis Of Customers [Line Items]
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0
Total accounts receivable	4,192	2,903	2,903	4,328
US Federal Government and Agencies [Member]
Diaggregation Of Accounts Receivable On The Basis Of Customers [Line Items]
Accounts receivable, Before allowance for doubtful accounts	2,679	1,335	1,335	3,349
Commercial and Other [Member]
Diaggregation Of Accounts Receivable On The Basis Of Customers [Line Items]
Accounts receivable, Before allowance for doubtful accounts	$ 1,513	$ 1,568	$ 1,568	$ 979